LOSS PER SHARE (Schedule of Basic and Diluted Loss Per Share) (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Loss for the year attributable to owners of the Company:
From continuing operations | ¥		¥ (6,176)	¥ (6,179)	¥ (4,445)
From discontinued operations | ¥			¥ (23,817)	¥ (18,591)
Weighted average number of common shares:
Basic and diluted | shares	24,910,916	24,910,916	24,910,916	24,910,916
Loss per share - Basic and diluted:
From continuing operations | ¥ / shares		¥ (0.25)	¥ (0.25)	¥ (0.18)
From discontinued operations | ¥ / shares			(0.95)	(0.74)
Loss per share - Basic and diluted | ¥ / shares		¥ (0.25)	¥ (1.20)	¥ (0.92)
USD [Member]
Loss for the year attributable to owners of the Company:
From continuing operations | $	$ (897)
From discontinued operations | $
Weighted average number of common shares:
Basic and diluted | shares	24,910,916	24,910,916
Loss per share - Basic and diluted:
From continuing operations | $ / shares	$ (0.04)
From discontinued operations | $ / shares
Loss per share - Basic and diluted | $ / shares	$ (0.04)